Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Reconciliation of Carrying Amount	Reconciliation of carrying amount
	Cleaning machinery	Computers hardware	Furniture and fittings	Office renovation	Office equipment	Total
	USD	USD	USD	USD	USD	USD
Cost:
Balance as at January 1, 2022	784,494	379,113	46,318	76,553	12,382	1,298,860
Addition	103,341	8,772	–	–	–	112,113
Disposal	–	(102,707)	–	–	–	(102,707)
Effect of movement in exchange rates	4,142	2,002	245	404	65	6,858
Balance as at December 31, 2022	891,977	287,180	46,563	76,957	12,447	1,315,124
Addition	174,874	30,972	–	–	–	205,846
Disposal	–	–	–	–	–	–
Effect of movement in exchange rates	20,612	6,080	918	1,518	246	29,374
At December 31, 2023	1,087,463	324,232	47,481	78,475	12,693	1,550,344

Accumulated depreciation:
Balance as at January 1, 2022	436,761	299,669	46,225	76,553	12,308	871,516
Addition	186,092	26,946	93	–	75	213,206
Disposal	–	(53,065)	–	–	–	(53,065)
Effect of movement in exchange rates	2,306	1,582	245	404	64	4,601
Balance as at December 31, 2022	625,159	275,132	46,563	76,957	12,447	1,036,258
Addition	114,339	8,356	–	–	–	122,695
Disposal	–	–	–	–	–	–
Effect of movement in exchange rates	14,305	5,783	918	1,518	246	22,770
At December 31, 2023	753,803	289,271	47,481	78,475	12,693	1,181,723

Carrying amount:
At December 31, 2022	266,818	12,048	–	–	–	278,866
At December 31, 2023	333,660	34,961	–	–	–	368,621